CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory reserve [Member]	Treasury Stock [Member]	Accumulated deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]
Balance, number of shares at Dec. 31, 2012		252,518,875
Balance at Dec. 31, 2012	$ 213,349	$ 24	$ 208,426	$ 2,938	$ (1,346)	$ (5,251)	$ 3,231	$ 5,327
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		21,388,649
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	2,365	$ 2	2,363
Share-based compensation	55,404		55,404
Issuance of shares in connection with acquisitions, number of shares		25,856,650
Issuance of shares in connection with acquisitions	46,991	$ 3	$ 46,434					$ 554
Stock repurchase, number of shares		(3,557,455)
Stock repurchase	(6,682)				$ (6,682)
Issuance of shares in connection with equity investment, number of shares		6,227,325
Issuance of shares in connection with equity investment	13,614	$ 1	$ 13,613
Issuance of common shares net of issuance cost, number of shares		7,500,000
Issuance of common shares net of issuance cost	$ 11,640	$ 1	$ 11,639
Appropriation to statutory reserves				$ 6,698		$ (6,698)
Foreign currency translation adjustment	$ 4,808						$ 4,808
Net loss attributable to NQ Mobile Inc.	(1,856)					$ (1,856)
Net income/loss attributable to non-controlling interest	523							$ 523
Balance, number of shares at Dec. 31, 2013		309,934,044
Balance at Dec. 31, 2013	340,156	$ 31	$ 337,879	$ 9,636	$ (8,028)	$ (13,805)	$ 8,039	$ 6,404
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		32,434,966
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	1,423	$ 3	(3,138)		$ 4,558
Share-based compensation	83,844		83,844
Issuance of shares in connection with acquisitions, number of shares		129,568,875
Issuance of shares in connection with acquisitions	205,861	$ 13	$ 153,021					$ 52,827
Stock repurchase, number of shares		(14,977,235)
Stock repurchase	$ (15,726)				$ (15,726)
Appropriation to statutory reserves				$ 941		$ (941)
Foreign currency translation adjustment	$ 362						$ 340	$ 22
Net loss attributable to NQ Mobile Inc.	(76,738)					$ (76,738)
Net income/loss attributable to non-controlling interest	(2,125)							$ (2,125)
Balance, number of shares at Dec. 31, 2014		456,960,650
Balance at Dec. 31, 2014	537,057	$ 47	$ 571,606	$ 10,577	$ (19,196)	$ (91,484)	$ 8,379	$ 57,128
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		22,075,124
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	(146)	$ 1	(7,232)		$ 7,085
Share-based compensation	16,558		$ 16,558
Issuance of shares in connection with acquisitions, number of shares		970,332
Issuance of shares in connection with acquisitions	2,646							$ 2,646
Stock repurchase, number of shares		(1,319,995)
Stock repurchase	(1,303)				$ (1,303)
Disposal of a subsidiary	$ 24							$ 24
Appropriation to statutory reserves				$ 1,572		$ (1,572)
Foreign currency translation adjustment	$ (38,191)						$ (34,233)	$ (3,958)
Net loss attributable to NQ Mobile Inc.	(1,303)					$ (1,303)
Net income/loss attributable to non-controlling interest	(911)							$ (911)
Balance, number of shares at Dec. 31, 2015		478,686,111
Balance at Dec. 31, 2015	$ 514,431	$ 48	$ 580,932	$ 12,149	$ (13,414)	$ (94,359)	$ (25,854)	$ 54,929